LONG-TERM DEBT	12 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
LONG-TERM DEBT
Note 6 – LONG-TERM DEBT

Convertible Notes

PT Soho Industri Pharmasi

Mariposa Australia entered into a Convertible Note Deed (the "Convertible Note") dated September 29, 2010 with PT Soho Industri Pharmaci in the principal amount of AUD $750,000 that bears interest at 6% per annum and had a maturity date of September 28, 2013 that was amended and replaced by an Unsecured Loan Deed dated May 6, 2015. Soho agreed to amend and replace the Convertible Note. The note holder has converted 60% of the debt to equity in Mariposa US at the time of the Purchase and, assuming a minimum listing price, has agreed to convert the balance AUD $368,204 (USD $281,796) to equity in Mariposa US upon Mariposa Australia listing on a recognized exchange. The Unsecured Loan Deed may be converted into 438,789 of common shares of the Company upon the Company’s ability to list on a recognized US stock exchange (an exchange greater than the over-the-counter exchanges). The total accrued interest on the Convertible Note as of June 30, 2015 and 2014 was $4,728 and $0, respectively. These amounts are included in trade and other payables. The Unsecured Loan Deed has interest at 12.5% per annum and a maturity date of May 12, 2018 and is included in long-term liabilities.

The conversion feature of the convertible note is not viewed separately from the debt. Therefore, no value is assigned to the conversion feature.

Lyndcote Holding Pty Ltd

The Company on January 28, 2015 issued a convertible note in the amount of AUD $100,000 (USD $76,570) with interest at 15% per annum and a maturity date of June 30, 2018 and this amount is included in long-term liabilities. The total accrued interest on the Convertible Note as of June 30, 2015 and 2014 was $4,814 and $0, respectively. These amounts are included in accounts payable and accrued expenses.

As of June 30, 2015 and the date of this report the convertible note is outstanding and has not been converted.

This note is convertible into shares of common stock in accordance with the executed agreement. The lender is to receive 70,319 shares of common stock which is .93% of the total shares issued to the Mariposa Australia shareholders in the reverse merger with the Company.

Promissory Note

The Company on June 17, 2015 issued a Promissory Note in the amount of up to $500,000 with interest at 10% per annum and a maturity date of October 15, 2015. The total accrued interest on the Promissory Note as of June 30, 2015 and 2014 was $1,068 and $0, respectively. These amounts are included in accounts payable and accrued expenses. As at June 30, 2015 the Company had drawn down $300,000 and this amount is included as a current liability.

Should the Promissory Note not be paid by October 15, 2015, a default interest rate of 15% per annum will apply. The Company issued 240,000, five-year warrants with an exercise price of $0.001 in accordance with the Promissory Note agreement. As a result of the issuance of warrants, the Company recognized a debt discount in the amount of $25,080 to be recognized over the four months of the term of the debt. Amortization of the discount for the period ended June 30, 2015 is $3,015.

At June 30, 2015, the Company has $277,935 included as current liabilities and $358,366 as long-term liabilities.